OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS
(5)	OTHER CURRENT ASSETS

	December 31, 2010	December 31, 2011
Receivable from the Group’s executives and employees	46,262	46,361
VAT recoverable	70,010	136,303
Short-term investment	68,477	0
Tax recoverable	79	35,162
Others	52,345	77,179

	237,173	295,005

During the years ended December 31, 2007, 2008, 2010 and 2011, certain of the Group’s executives and employees exercised share options which vested in 2007 and 2008. Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, of which a certain amount should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. As of December 31, 2010 and 2011, the Group had an outstanding receivable from these executives and employees of US$46,262 and US$46,361 respectively in relation to the individual income tax liabilities arising from their exercise of share options, which are included in other current assets. A corresponding amount of the Group’s withholding obligation is recorded in accrued expenses and other payables.

In December 2010, JXLDK made short-term investments in certain financial products issued by China Merchants Bank, which had an aggregate principal amount of US$68 million and a fixed maturity date of 30 days. The return of the investments is fixed at a rate pre-determined on the date of purchase. In January 2011, the short-term investments were all redeemed upon maturity at the aggregated principal amount plus the fixed return.